Taxes on Income (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry forward	$ 25,606	$ 25,137
Temporary differences mainly relating to Research and Development	1,056	1,376
Deferred tax asset before valuation allowance	26,662	26,513
Valuation allowance	(26,662)	(26,513)
Deferred tax asset, net